PROPERTY AND EQUIPMENT - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	$ 569	$ 515
Additions	330	305
Depreciation charge	(190)	(176)	$ (123)
Other movements		(36)
Translation differences	5	(39)
Property and equipment at end of period	714	569	515
Expense of low value equipment	11	36	0
COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	433	342
Additions	330	305
Depreciation charge	(170)	(152)
Other movements		(36)
Translation differences	5	(26)
Property and equipment at end of period	598	433	342
LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	136	173
Additions	0	0
Depreciation charge	(20)	(24)
Other movements		0
Translation differences	0	(13)
Property and equipment at end of period	116	136	$ 173
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	961
Property and equipment at end of period	1,243	961
Cost | COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	738
Property and equipment at end of period	1,024	738
Cost | LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	223
Property and equipment at end of period	219	223
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	(392)
Property and equipment at end of period	(529)	(392)
Accumulated depreciation | COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	(305)
Property and equipment at end of period	(426)	(305)
Accumulated depreciation | LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	(87)
Property and equipment at end of period	$ (103)	$ (87)